Contract Balances, Performance Obligations and Contract Costs (Tables)	6 Months Ended
Jul. 31, 2025
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the deferred revenue and contract assets balance

Deferred
Revenue
Balance at January 31, 2025	105,208
Recognition of previously deferred revenue	(61,934)
Deferral of revenue	70,194
Increases from business combinations, net	3,296
Effect of movements in foreign exchange	1,411
Balance at July 31, 2025	118,175
Current	116,870
Long-term	1,305

Contract
Assets
Balance at January 31, 2025	7,421
Transfers to trade receivables from contract assets	(2,627)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	456
Effect of movements in foreign exchange	25
Balance at July 31, 2025	5,275